Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Annual effective tax rate					0.00%	4.00%
Income tax expense			$ 17,081	$ 15,382	$ 0	$ (409,458)
Unrecognized tax benefits	$ 0		0		$ 0	0
Income tax examination, description					open years related to all jurisdictions are 2022, 2021, 2020, 2019, 2018, 2017, and 2016.
Unrecognized tax benefits, income tax penalties and interest expense					$ 0	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards					15,325,300	11,863,100
Domestic Tax Authority [Member] | Expirable Tax Year 2036 [Member]
Operating Loss Carryforwards					124,500
Domestic Tax Authority [Member] | Not Expirable [Member]
Operating Loss Carryforwards					15,200,800
State and Local Jurisdiction [Member]
Income tax expense			$ 0
Operating Loss Carryforwards					9,175,400	7,911,700
State and Local Jurisdiction [Member] | Not Expirable [Member]
Operating Loss Carryforwards					1,818,100
State and Local Jurisdiction [Member] | Expirable Tax Year 2031 [Member]
Operating Loss Carryforwards					7,357,300
Forecast [Member]
Annual effective tax rate			0.00%
7GC Co Holdings INC [Member]
Operating loss carryovers					$ 0	$ 234,000
Valuation allowance					$981,000	$558,000
Annual effective tax rate					7.60%	0.00%
Income tax expense	$ 10,424	$ 212,639	$ 243,374	$ 223,703	$ 765,554